Expense Example - BlackRock S&P 500 Index V.I. Fund	May 01, 2021 USD ($)
Class I Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 15
Expense Example, with Redemption, 3 Years	49
Expense Example, with Redemption, 5 Years	88
Expense Example, with Redemption, 10 Years	203
Class II Shares
Expense Example:
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	98
Expense Example, with Redemption, 5 Years	172
Expense Example, with Redemption, 10 Years	391
Class III Shares
Expense Example:
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	130
Expense Example, with Redemption, 5 Years	228
Expense Example, with Redemption, 10 Years	$ 516